RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2019
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

11.         RELATED PARTY TRANSACTIONS

With Emerald Health Sciences Inc.

As of September 30, 2019, Emerald Health Sciences Inc. (“Sciences”) held an aggregate of 40,434,242 Common Shares, representing 27% (December 31, 2018 – 43,234,242 shares, representing 31%) of the issued and outstanding Common Shares and it also held 4,411,764 (December 31, 2018 – 4,411,764) common share purchase warrants of the Company.

Sciences charged the Company $875,000 and $2,975,000 during the three and nine months ended September 30, 2019 (September 30, 2018 - $1,050,000 and $3,150,000) for services related to financing, business development, research and development, investor relations and acquisition activities, in accordance with the amended management agreement: $468,738 and $1,593,738 were recognized as research and development costs and $406,262 and $1,381,262 were recognized as general and administrative fees, respectively. Sciences charged the Company $2,022,781 for hemp harvested and the expenditures supporting the harvest through the supply agreement with Emerald Health Hemp Inc. ("EHH"), a wholly-owned subsidiary of Sciences. As of September 30, 2019, the Company owed $4,977,893 (December 31, 2018 – $502,194) to Sciences for total services provided. This amount is included in the due to related parties caption on the condensed interim consolidated statements of financial position and is non-interest bearing. As of September 30, 2019, Sciences owed Company $31,421 (December 31, 2018 – $31,421) for invoices paid on behalf of Sciences, this amount is included in the due from related parties caption on the condensed interim consolidated statements of financial position and is non-interest bearing.

In July 2019, the Company amended a previous loan agreement with Sciences pursuant to which Sciences agreed to loan up to $15,000,000 to the Company, in amounts and at times agreed to by the parties. Amounts loaned bear interest at 12% per annum and are repayable on demand. As of September 30, 2019, $515,233 was the carrying balance of the amount loaned from Sciences to the Company (December 31, 2018 -  $Nil) and $265,397 (September 30, 2018 -  $Nil) was the interest charged during the nine month period as per the loan agreement. The amount owing is included in Due to Related Parties on the condensed interim consolidated statements of financial position.

On October 1, 2019, the Company and Sciences amended the management agreement pursuant to which Sciences is not entitled to further cash consideration beyond amounts currently accrued and outstanding.

On October 4, 2019, the Company announced that it had entered into an agreement to amend the purchase price payable by the Company pursuant to the hemp supply agreement dated September 25, 2018 with EHH. Pursuant to this agreement, the Company will only pay EHH the reasonable and documented costs incurred by EHH in exchange for hemp products.

On October 4, 2019, the Company announced that it had entered into a sublease agreement and a cultivation agreement with Sciences. Pursuant to the sublease agreement, the Company agreed to sublease 12 acres of land in Metro Vancouver to Sciences for which Sciences agreed to pay the Company rent equal to the amount that the Company pays to the head-landlord for the subleased land. Pursuant to the cultivation agreement, Sciences granted the Company the right to cultivate cannabis, for the sole benefit of the Company, on the subleased land. In exchange for this right, the Company agreed to waive the amounts payable by Sciences under the Sublease Agreement.

With the Company’s joint venture

As of September 30, 2019, Pure Sunfarms owes the Company $1,075,734 (December 31, 2018 - $1,942,329) for expenditures made on behalf of the joint venture. As of September 30, 2019, the Company owes to Pure Sunfarms $1,135,860 (December 31, 2018 - $1,287,082) for storage, logistical and administrative related fees. These amounts are included in the respective Due To and Due From Related Parties on the condensed interim consolidated statements of financial position, and are non-interest bearing. The Company also contributed $13,000,000 in the form of an on-demand loan as described in the Company’s Annual Financial Statements. The Company has recorded a provision related to Pure Sunfarms that is described in Note 21. The Company is also in a dispute with Pure Sunfarms that is described in Note 21 and 22.

With a company controlled by the Company’s Executive Chairman

During the year ended December 31, 2017, the Company entered into a 30-year lease with a company (the “Landlord”) that is controlled by Avtar Dhillon, MD, the Executive Chairman of the Company with respect to land in Metro Vancouver, British Columbia on which the Company is constructing its new production facility. During the three and nine months ended September 30, 2019, the Company paid to the Landlord $84,904 and $254,713 (September 30, 2018 -  $89,189 and $255,658) in rent and  $Nil and $237 (September 30, 2018 - $40,699 and $40,699) for invoices paid on behalf of the Company. The Landlord was reimbursed by the Company for $10,208 and $189,354 during the three and nine months ended September 30, 2019 (September 30, 2018 - $7,666 and $45,647) for development fees and services related to construction of the Company’s new facility. As of September 30, 2019, the Company owed $14,241 (December 31, 2018 - $502) to the Landlord; this amount is included in Due to Related Parties on the condensed interim consolidated statements of financial position and is non-interest bearing. As at September 30, 2019, the Company recognized a lease obligation of $3,562,352 relating to the land in Metro Vancouver. This amount is included on the statements of financial position under “Lease Liability”.

With a company whose CEO is also a director of the Company

The Company holds 1,666,667 common shares and 1,666,667 common share purchase warrants of Avricore Health Inc, as described in the Company’s Annual Financial Statements. Naturals holds 3,030,303 common share purchase warrants of Avricore.

With a company whose President is also a CEO of the Subsidiary

Naturals owes to GAB $153,920 (December 31, 2018 -  $Nil) for expenditures made on behalf of Naturals.

Remuneration of directors and key management of the Company

The remuneration awarded to directors and to senior key management including the Executive Chairman and President, the Chief Executive Officer, the Chief Financial Officer, the Chief Commercial Officer and the Chief Operating Officer, includes the following expenses recognized during the period:

	For the three	For the three	For the nine	For the nine
	months ended	months ended	months ended	months ended
	September 30 2019	September 30 2018	September 30 2019	September 30 2018
	$	$	$	$
Wage and short-term benefits	505,964	256,204	1,067,346	734,554
Share-based payments	1,966,113	1,117,755	4,818,820	3,133,291
	2,472,077	1,373,959	5,886,166	3,867,845

Included in Due to Related Parties on the condensed interim consolidated statements of financial position at September 30, 2019 is $42,517 (December 31, 2018 - $16,614) due to related parties with respect to key management personnel and expense reimbursements and are non-interest bearing.

In the event that senior key management employment agreements are terminated by the Company, other than for just cause, such officers are entitled to a minimum severance amount equal to six months of salary.

These transactions are recorded at the amounts agreed upon between the two parties.